UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number     811-03651

Touchstone Strategic Trust

(Exact name of registrant as specified in charter)

303 Broadway, Suite 1100

Cincinnati, Ohio 45202-4203

(Address of principal executive offices) (Zip code)

Jill T. McGruder

303 Broadway, Suite 1100

Cincinnati, Ohio 45202-4203

(Name and address of agent for service)

Registrant's telephone number, including area code: 800-638-8194

Date of fiscal year end: March 31

Date of reporting period: June 30, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Portfolio of Investments
Touchstone Flexible Income Fund – June 30, 2014 (Unaudited)

Principal		Market
Amount(A)		Value

	Corporate Bonds — 26.8%

	Financials — 16.2%
$375,000	American Financial Group, Inc.,
	9.875%, 6/15/19	$490,613
2,000,000	American Tower Corp.,
	4.500%, 1/15/18	2,179,184
1,800,000	Barclays PLC, 8.250%, 12/29/49(B)†	1,908,000
1,240,000	BioMed Realty LP, 3.850%, 4/15/16	1,297,305
750,000	Charles Schwab Corp. (The),
	7.000%, 2/28/49(B)	875,625
2,101,000	DDR Corp. MTN, 7.500%, 7/15/18	2,509,098
2,327,949	Doric Nimrod Air Finance Alpha Ltd.
	2012-1 Class B Pass Through Trust,
	144a, 6.500%, 5/30/21	2,488,966
1,850,000	Export-Import Bank of Korea,
	4.375%, 9/15/21	2,006,571
1,650,000	Ford Motor Credit Co. LLC,
	4.250%, 2/3/17	1,771,994
3,900,000	General Electric Capital Corp., Ser A,
	7.125%, 12/15/49(B)	4,602,780
1,550,000	JPMorgan Chase & Co.,
	6.750%, 8/29/49(B)	1,668,188
2,050,000	JPMorgan Chase & Co.,
	7.900%, 4/29/49(B)	2,290,875
1,850,000	M&T Bank Corp., 6.450%, 12/29/49(B)	1,972,562
2,500,000	PNC Financial Services Group, Inc.,
	4.447%, 5/29/49(B)	2,500,000
1,625,000	PNC Financial Services Group, Inc.,
	6.750%, 7/29/49(B)	1,811,875
2,350,000	Prudential Financial, Inc.,
	5.875%, 9/15/42(B)	2,552,688
1,245,000	Prudential PLC EMTN (GBP),
	11.750%, 12/29/49(B)	1,303,017
4,175,000	Wells Fargo & Co., Ser K,
	7.980%, 3/29/49(B)	4,749,062
1,930,000	Westpac Banking Corp. EMTN (AUD),
	3.625%, 2/28/23(B)	1,997,473
		40,975,876

	Industrials — 5.0%
2,115,000	Asciano Finance Ltd., 144a,
	5.000%, 4/7/18	2,302,966
2,987,788	Continental Airlines 2012-2 Class A
	Pass Through Trust,
	4.000%, 10/29/24	3,047,543
2,752,336	Delta Air Lines 2002-1 Class G-1 Pass
	Through Trust, 6.718%, 1/2/23	3,213,352
2,145,000	Stanley Black & Decker, Inc.,
	5.750%, 12/15/53(B)	2,316,600
1,672,841	US Airways 2012-2 Class A Pass
	Through Trust, 4.625%, 6/3/25	1,760,665
		12,641,126

	Energy — 3.4%
2,450,000	DCP Midstream LLC, 144a,
	5.850%, 5/21/43(B)	2,327,500
1,800,000	Enbridge Energy Partners LP,
	4.200%, 9/15/21	1,907,019
1,500,000	Kinder Morgan Energy Partners LP,
	3.950%, 9/1/22	1,534,196
1,000,000	Petroleos Mexicanos, 5.500%, 1/21/21	1,122,500
1,550,000	Plains Exploration & Production Co.,
	6.875%, 2/15/23	1,813,500
		8,704,715

	Consumer Discretionary — 1.2%
1,250,000	Dana Holding Corp., 6.500%, 2/15/19	1,317,188
970,000	MGM Resorts International,
	4.250%, 4/15/15	1,424,081
250,000	United States Cellular Corp.,
	6.700%, 12/15/33	256,028
		2,997,297

	Utilities — 1.0%
1,000,000	NextEra Energy Capital Holdings, Inc.,
	6.650%, 6/15/67(B)	1,021,250
875,000	SSE PLC MTN (GBP), 5.453%, 9/29/49(B)	1,542,391
		2,563,641
	Total Corporate Bonds	$67,882,655

	Sovereign Government Obligations — 10.9%
2,480,000	Australia Government Bond (AUD),
	4.750%, 6/15/16	2,436,736
67,320,000	Mexican Bonos (MXN),
	6.250%, 6/16/16(C)	5,471,095
2,500,000	Municipal Finance Authority of British
	Columbia (CAD), 4.650%, 4/19/16	2,483,600
4,670,000	New Zealand Government Bond
	(NZD), 5.000%, 3/15/19	4,244,720
11,445,000	Poland Government Bond (PLN),
	2.500%, 7/25/18	3,715,885
850,000	Province of New Brunswick Canada
	(CAD), 4.300%, 12/3/15	831,854
4,930,000	Province of Ontario Canada (CAD),
	4.400%, 3/8/16	4,865,594
1,800,000	South Australian Government
	Financing Authority (AUD),
	5.750%, 9/20/17	1,841,819
1,795,000	Svensk Exportkredit AB (SEK),
	1.750%, 5/30/17	1,833,517
	Total Sovereign Government
	Obligations	$27,724,820

	Commercial Mortgage-Backed Securities — 5.0%
2,300,000	Bear Stearns Commercial Mortgage
	Securities Trust 2005-PWR8, Ser
	2005-PWR8, Class AJ,
	4.750%, 6/11/41	2,367,015

1

Touchstone Flexible Income Fund (Unaudited) (Continued)

Principal		Market
Amount(A)		Value

	Commercial Mortgage-Backed Securities — 5.0%
	(Continued)
$1,450,000	CD 2005-CD1 Commercial Mortgage
	Trust, Ser 2005-CD1, Class C,
	5.226%, 7/15/44(B)	$1,507,297
12,338,492	FHLMC Multifamily Structured Pass
	Through Certificates, Ser K006 Class
	AX1, 1.198%, 1/25/20(B)	585,264
1,575,000	JP Morgan Chase Commercial
	Mortgage Securities Trust, Ser
	2005-LDP3, Class C,
	5.093%, 8/15/42(B)	1,607,374
776,538	Morgan Stanley Mortgage Loan Trust
	Ser 2004-7AR, Class 2A6,
	2.461%, 9/25/34(B)	782,083
2,530,000	Mortgage Pass Through Certificates,
	Ser 2001-CIB2, Class D,
	6.847%, 4/15/35(B)	2,575,844
659,320	Nomura Asset Acceptance Corp.
	Alternative Loan Trust Series
	2005-AR4, 4.186%, 8/25/35(B)	653,561
2,375,000	Wachovia Bank Commercial Mortgage
	Trust Series 2006-C23,
	5.466%, 1/15/45(B)	2,529,940
	Total Commercial
	Mortgage-Backed Securities	$12,608,378

	Agency Collateralized Mortgage
	Obligations — 4.7%
362,445	FHLMC REMIC, Ser 2638 Class ST,
	7.498%, 2/15/18(B)(D)	3,139
2,539,365	FHLMC REMIC, Ser 3199 Class DS,
	6.998%, 8/15/36(B)(D)	404,822
3,089,724	FNMA REMIC, Ser 2008-60 Class SA,
	6.348%, 7/25/38(B)(D)	388,536
11,843,429	GNMA, Ser 2010-66 Class IO,
	0.990%, 6/16/52(B)	492,900
13,711,890	GNMA, Ser 2011-126 Class IO,
	1.521%, 4/16/53(B)	936,193
7,551,628	GNMA, Ser 2011-64 Class IX,
	0.556%, 10/16/44(B)	385,035
13,656,197	GNMA, Ser 2011-78, Class IX,
	1.086%, 8/16/46(B)	784,426
4,809,296	GNMA, Ser 2011-83, Class NI,
	4.500%, 10/16/37	558,728
27,058,491	GNMA, Ser 2012-22, Class IO,
	1.530%, 10/16/53(B)	1,925,320
12,398,899	GNMA, Ser 2012-27 Class IO,
	1.285%, 4/16/53(B)	813,467
19,247,297	GNMA, Ser 2012-33 Class IO,
	1.340%, 6/16/52(B)	1,288,299
15,899,286	GNMA, Ser 2012-46 Class IO,
	1.309%, 9/16/53(B)	1,026,633
14,471,024	GNMA, Ser 2012-67 Class IO,
	1.463%, 10/16/53(B)	1,163,138
9,730,149	GNMA, Ser 2012-86 Class IO,
	1.285%, 12/16/53(B)	751,566
12,943,634	GNMA, Ser 2014-31, Class IO,
	1.044%, 9/16/55(B)	906,740
	Total Agency Collateralized
	Mortgage Obligations	$11,828,942

	Asset-Backed Securities — 1.8%
1,037,578	Conseco Financial Corp., Ser 1998-4,
	Class A7, 6.870%, 4/1/30(B)	1,098,389
849,206	Countrywide Asset-Backed
	Certificates, Ser 2007-1, Class 2A2,
	0.252%, 7/25/37(B)	815,120
930,000	Ford Credit Auto Owner Trust 2013-A,
	1.860%, 8/15/19	925,696
817,614	Mid-State Capital Corp. Trust, Ser
	2005-1, Class M2, 7.079%, 1/15/40	874,635
701,468	RAMP Trust, Ser 2003-RZ5, Class A7,
	5.470%, 9/25/33(E)	725,287
	Total Asset-Backed Securities	$4,439,127

	U.S. Government Mortgage-Backed
	Obligations — 1.3%
49,037	FHLMC, Pool #972110,
	2.350%, 10/1/32(B)	49,319
121,693	FHLMC, Pool #G03170, 6.500%, 8/1/37	137,128
150,470	FHLMC, Pool #G12780, 6.500%, 9/1/22	168,473
22,247	FNMA, Pool #738900,
	2.435%, 7/1/18(B)	22,222
185,241	FNMA, Pool #844415, 5.500%, 10/1/35	207,474
1,032,648	FNMA, Pool #AB1952, 4.000%, 12/1/40	1,101,088
745,184	FNMA, Pool #AB1953, 4.000%, 12/1/40	793,119
880,854	FNMA, Pool #AB3387, 4.000%, 8/1/41	936,922
	Total U.S. Government
	Mortgage-Backed Obligations	$3,415,745

	U.S. Treasury Obligation — 1.2%
3,000,000	U.S. Treasury Note, 2.750%, 11/15/23	3,074,766

	Non-Agency Collateralized Mortgage
	Obligations — 1.2%
204,178	Bear Stearns Asset Backed Securities
	Trust, Ser 2003-AC7, Class A2,
	5.750%, 1/25/34(E)	212,977
530,395	Countrywide Alternative Loan Trust,
	Ser 2004-30CB, Class 3A1,
	5.000%, 2/25/20	544,111
1,350,000	JP Morgan Mortgage Trust, Ser
	2014-2, Class 1A1, 144a,
	3.000%, 6/25/29(B)	1,380,797
8,420	Merrill Lynch Mortgage Investors, Inc.,
	Ser 2003-A1, Class 2A,
	2.170%, 12/25/32(B)	8,701
365,327	RALI Trust, Series 2004-QS6 Class A1,
	5.000%, 5/25/19	371,290

2

Touchstone Flexible Income Fund (Unaudited) (Continued)

Principal		Market
Amount(A)		Value
	Non-Agency Collateralized Mortgage
	Obligations — 1.2% (Continued)
$392,235	Wells Fargo Mortgage Backed
	Securities Trust, Ser 2004-X Class
	1A5, 2.618%, 11/25/34(B)	$397,569
	Total Non-Agency Collateralized
	Mortgage Obligations	$2,915,445

		Market
Shares		Value

	Preferred Stocks — 30.2%

	Financials — 22.3%
38,000	Aegon N.V. (Netherlands), 6.38%	971,280
54,000	Alexandria Real Estate Equities, Inc.,
	Ser E REIT, 6.45%	1,358,100
36,900	Allstate Corp. (The), 6.75%	978,957
71,500	American Capital Agency Corp., 8.00%	1,856,140
88,150	American Financial Group, Inc., 7.00%	2,310,412
107,000	Arch Capital Group Ltd., Ser C
	(Bermuda), 0.04%	2,821,590
96,750	Aviva PLC (United Kingdom), 8.25%	2,752,538
53,450	Citigroup Capital XIII, 7.88%(B)	1,480,565
90,034	Citigroup, Inc., 6.88%(B)	2,443,523
44,600	Countrywide Capital IV, 6.75%	1,139,084
53,629	Countrywide Capital V, 7.00%	1,394,354
31,600	Digital Realty Trust, Inc., Ser E REIT,
	7.00%	804,536
79,000	Digital Realty Trust, Inc., Ser H REIT,
	7.38%	2,016,870
35,700	Duke Realty Corp. REIT, 6.50%	891,072
142,555	Endurance Specialty Holdings Ltd., Ser
	B (Bermuda), 0.05%	3,753,473
66,880	Kimco Realty Corp., Ser H REIT, 6.90%	1,747,574
80,000	Kimco Realty Corp., Ser I REIT, 6.00%	1,980,000
87,000	Lloyds Banking Group PLC (United
	Kingdom), 7.75%	2,315,940
8,104	Merrill Lynch Preferred Capital Trust III,
	7.00%†	208,921
96,000	Morgan Stanley, 6.88%(B)	2,608,320
29,000	Morgan Stanley, 7.13%(B)	808,230
21,000	PNC Financial Services Group, Inc., Ser
	P, 6.13%(B)	576,660
46,000	PS Business Parks, Inc., Ser S REIT,
	6.45%	1,155,980
67,000	PS Business Parks, Inc., Ser U REIT,
	5.75%	1,542,340
30,000	Public Storage, Ser P REIT, 6.35%†	771,600
67,000	Public Storage, Ser Y REIT, 6.38%	1,705,820
62,925	Public Storage REIT, 6.50%	1,632,274
82,800	Realty Income Corp., Ser F REIT, 6.63%	2,165,220
88,000	Regency Centers Corp., Ser 6 REIT,
	6.63%	2,244,880
28,500	Stifel Financial Corp., 6.70%	729,315
57,575	US Bancorp, Ser F, 6.50%(B)	1,627,070
78,400	US Bancorp, Ser G, 6.00%(B)	2,148,944
119,275	Vornado Realty LP REIT, 7.88%	3,043,898
26,000	Vornado Realty Trust, Ser J REIT, 6.88%	677,300
		56,662,780

	Utilities — 4.9%
35,000	Alabama Power Co., 6.45%	924,350
44,000	Dominion Resources, Inc. VA, 6.13%	2,536,600
31,000	DTE Energy Co., 6.50%	808,170
21,000	Entergy Louisiana LLC, 6.00%	531,930
20,000	Entergy Louisiana LLC, 5.88%	515,820
84,000	Entergy Mississippi, Inc., 6.00%	2,135,280
20,000	Georgia Power Co., Ser 07-A, 6.50%	2,124,000
27,288	Southern California Edison Co.,
	4.92%(B)	2,795,314
		12,371,464

	Industrials — 2.1%
129,100	Seaspan Corp. (Marshall Islands),
	9.50%	3,576,070
32,900	Seaspan Corp. (Marshall Islands),
	6.38%	840,595
13,650	United Technologies Corp., 7.50%†	889,844
		5,306,509

	Consumer Discretionary — 0.9%
87,442	Telephone & Data Systems, Inc., 6.88%	2,214,906
	Total Preferred Stocks	$76,555,659

	Common Stocks — 11.3%

	Financials — 3.9%
42,786	American Capital Agency Corp. REIT	1,001,620
18,223	Camden Property Trust REIT	1,296,566
69,372	Duke Realty Corp. REIT	1,259,796
84,736	Home Loan Servicing Solutions Ltd.†	1,926,049
51,357	Hospitality Properties Trust, REIT	1,561,253
73,623	Starwood Property Trust, Inc. REIT	1,750,019
93,142	Two Harbors Investment Corp. REIT	976,128
		9,771,431

	Energy — 1.7%
23,825	BP PLC ADR	1,256,769
12,516	Occidental Petroleum Corp.	1,284,517
15,330	Schlumberger Ltd. (Curacao)	1,808,174
		4,349,460

	Industrials — 1.2%
6,283	Cummins, Inc.	969,404
9,924	Honeywell International, Inc.	922,436
4,252	Lockheed Martin Corp.,	683,425
6,829	Ryder System, Inc.	601,567
		3,176,832

	Materials — 1.1%
6,965	Eastman Chemical Co.	608,393
6,923	LyondellBasell Industries N.V. - Class A	676,031
11,373	Monsanto Co.	1,418,668
		2,703,092

3

Touchstone Flexible Income Fund (Unaudited) (Continued)

		Market
Shares		Value

	Common Stocks — 11.3% (Continued)

	Information Technology — 0.8%
27,000	Ciena Corp.*†	$584,820
8,000	QUALCOMM, Inc.	633,600
16,083	Xilinx, Inc.	760,887
		1,979,307

	Utilities — 0.7%
52,707	PPL Corp.	1,872,680

	Health Care — 0.7%
11,535	Covidien PLC (Iran)	1,040,226
17,766	Roche Holding AG ADR	662,672
		1,702,898

	Consumer Staples — 0.6%
11,582	General Mills, Inc.	608,518
16,056	Lorillard, Inc.	978,934
		1,587,452

	Telecommunication Services — 0.3%
17,530	BCE, Inc. (Canada)	795,161

	Consumer Discretionary — 0.3%
18,635	General Motors Co.,	676,450
	Total Common Stocks	$28,614,763

	Number
	of
	Contracts

Purchased Call Options — 0.0%
VIX8
Strike @15.00
Exp 08/14	1,000	85,000
VIX8
Strike @19.00
Exp 08/14	1,000	40,000

Total Purchased Options
(Proceeds 228,080)		$125,000

Shares

	Investment Funds — 6.8%
135,400	American Income Fund, Inc.±	$1,050,704
23,600	Eaton Vance Tax-Advantaged
	Dividend Income Fund±	488,520
6,288,417	Invesco Government & Agency
	Portfolio, Institutional Class,
	0.01%**∞Ω	6,288,417
9,297,041	Touchstone Institutional Money
	Market Fund, 0.01%^∞Ω	9,297,041
	Total Investment Funds	$17,124,682

Total Long Positions
(Cost $250,393,857)		$256,309,982

	Number
	of	Market
	Contracts	Value

Written Call Options — (0.1%)
BP PLC-Spons ADR
Strike @53.00
EXP 07/14	(150)	$(8,700)
Lyondellbasell Industry - Class A
Strike @105.00
Exp 07/14	(65)	(455)
Monsanto Co.,
Strike @120.00
Exp 07/14	(55)	(25,960)
Occidental Petroleum Corp.
Strike @101.00
Exp 08/14	(80)	(29,600)
PPL Corp.
Strike @36.00
Exp 07/14	(250)	(4,000)
Schlumberger Ltd.
Strike @120.00
Exp 07/14	(75)	(11,400)
VIX8
Strike @17.00
Exp 08/14	(2,000)	(110,000)

Total Written Options
(Proceeds $(281,023))		$(190,115)

Total Investment Securities —101.1%
(Cost $250,112,834)		$256,119,867

Liabilities in Excess of Other Assets — (1.1%)		(2,856,806)

Net Assets — 100.0%		$253,263,061

(A)	Principal amount stated in U.S. dollars unless otherwise noted.

(B)	Variable rate security - Rate reflected is the rate in effect as of June 30, 2014.

(C)	Amount shown represents units. One unit represents a principal amount of 100.

(D)	Interest rate security. This type of security represents the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.

(E)	Step Bond - A bond that pays an initial interest rate for the first period and then a higher interest rate for the following periods until maturity. The interest rate shown reflects the rate in effect at June 30, 2014.

*	Non-income producing security.

4

Touchstone Flexible Income Fund (Unaudited) (Continued)

**	Represents collateral for securities loaned.

^	Affiliated Fund.

±	Closed-End Fund

†	All or a portion of the security is on loan. The total market value of the securities on loan as of June 30, 2014 was $5,808,300.

∞	Open-End Fund

Ω	Represents the 7-day SEC yield as of June 30, 2014.

Portfolio Abbreviations:

ADR - American Depositary Receipt

AUD - Australian Dollar

BRL - Brazilian Real

CAD - Canadian Dollar

EMTN - Euro medium term note

FHLMC - Federal Home Loan Mortgage Association

FNMA - Federal National Mortgage Association

GBP - British Pound

GNMA - Government National Mortgage Association

JPY - Japanese Yen

IDR - Indonesian Rupiah

INR - Indian Rupee

LLC - Limited Liability Company

MTN - Medium Term Note

MXN - Mexican Peso

NOK - Norwegian Krone

NZD - New Zealand Dollar

PHP - Philippine Peso

PLC - Public Limited Company

PLN - Polish Zloty

REIT - Real Estate Investment Trust

REMIC - Real Estate Mortgage Investment Conduit

SEK - Swedish Krona

USD - United States Dollar

144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144A of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2014, these securities were valued at $8,500,229 or 3.4% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

5

Touchstone Flexible Income Fund (Unaudited) (Continued)

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Assets:
Corporate Bonds	$—	$67,882,655	$—	$67,882,655
Sovereign Government Obligations	—	27,724,820	—	27,724,820
Commercial Mortgage-Backed Securities	—	12,608,378	—	12,608,378
Agency Collateralized Mortgage Obligations	—	11,828,942	—	11,828,942
Asset-Backed Securities	—	4,439,127	—	4,439,127
U.S. Government Mortgage-Backed Obligations	—	3,415,745	—	3,415,745
U.S. Treasury Obligation	—	3,074,766	—	3,074,766
Non-Agency Collateralized Mortgage Obligations	—	2,915,445	—	2,915,445
Preferred Stocks	76,555,659	—	—	76,555,659
Common Stocks	28,614,763	—	—	28,614,763
Purchased Options Equity Contracts	125,000	—	—	125,000
Investment Funds	17,124,682	—	—	17,124,682
				$256,309,982

Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Other Financial Instruments***
Assets:
Forward Currency Contracts	$—	$113,536	$—	$113,536
				$113,536
Liabilities:
Forward Currency Contracts	$—	$(137,607)	$—	$(137,607)
Written Option Equity Contracts	(190,115)	—	—	(190,115)
Futures Interest Rate Contracts	(160,233)	—	—	(160,233)
				$(487,955)

*** Other Financial Instruments are derivative instruments not reflected in total investments. Amounts shown represent unrealized appreciation (depreciation).

Transactions in written options for the period ended June 30, 2014.

	Number of
	Contracts	Premium
Beginning of Period, March 31, 2014	—	$—
Call Options Written	3,025	304,248
Call Options Closed	(350)	(23,225)
June 30, 2014	2,675	$281,023

6

Touchstone Flexible Income Fund (Unaudited) (Continued)

Futures Contracts

At June 30, 2014, $1,098,364 was segregated with the broker as collateral for futures contracts. The Fund had the following futures contracts, brokered by Morgan Stanley, open at June 30, 2014:

	Expiration	Number of	Notional	Unrealized
Description	Date	Contracts	Value	Depreciation
Long Futures:
CBOE Volatility Index
Futures	July 2014	50	622,500	$(160,233)

Forward Foreign Currency Exchange Contracts

						Unrealized
		Contract to				Appreciation/
Counterparty	Expiration Date	Receive		Deliver		(Depreciation)
BNY ConvergEX	07/10/2014	IDR	26,450,000,000	USD	2,243,427	$(16,590)
BNY ConvergEX	07/10/2014	INR	140,258,600	USD	2,300,000	25,981
BNY ConvergEX	07/10/2014	USD	2,300,000	IDR	26,450,000,000	73,162
BNY ConvergEX	07/10/2014	USD	2,340,374	INR	140,258,600	14,393
BNY ConvergEX	07/11/2014	NOK	14,523,600	USD	2,428,216	(61,488)
BNY ConvergEX	07/11/2014	USD	2,341,419	SEK	15,663,600	(2,551)
BNY ConvergEX	08/04/2014	PHP	100,786,000	BRL	5,245,610	(41,399)
BNY ConvergEX	08/25/2014	USD	2,453,246	JPY	250,000,000	(15,579)
						$(24,071)

See accompanying Notes to Portfolios of Investments.

7

Portfolio of Investments
Touchstone Focused Fund – June 30, 2014 (Unaudited)

		Market
	Shares	Value

Common Stocks — 94.4%

Financials — 15.4%
Bank of America Corp.	3,117,338	$47,913,485
Bank of New York Mellon Corp. (The)	1,591,976	59,667,260
CME Group, Inc.	174,357	12,370,629
Goldman Sachs Group, Inc. (The)	294,580	49,324,475
		169,275,849

Information Technology — 14.0%
Apple, Inc.	363,230	33,754,964
Avnet, Inc.	531,835	23,565,609
Cisco Systems, Inc.	1,159,946	28,824,658
Google, Inc. - Class C*	37,532	21,591,410
Google, Inc. - Class A*	36,555	21,372,612
Microsoft Corp.	616,507	25,708,343
		154,817,596

Industrials — 13.2%
AGCO Corp.	532,052	29,911,963
Alliant Techsystems, Inc.	192,659	25,800,893
Esterline Technologies Corp.*	232,885	26,809,721
II-VI, Inc.*	1,225,459	17,720,137
Joy Global, Inc.†	406,163	25,011,518
Kennametal, Inc.	438,630	20,299,796
		145,554,028

Consumer Staples — 11.4%
JM Smucker Co. (The)	132,157	14,083,971
Mondelez International, Inc. - Class A	1,298,282	48,828,386
Sysco Corp.	923,674	34,591,591
TESCO PLC ADR	1,903,138	27,880,972
		125,384,920

Health Care — 10.5%
Abbott Laboratories	946,167	38,698,230
Bio-Rad Laboratories, Inc. Class A*	174,313	20,867,009
Owens & Minor, Inc.†	868,405	29,508,402
WellPoint, Inc.	243,412	26,193,565
		115,267,206

Energy — 9.0%
Devon Energy Corp.	325,162	25,817,863
Halliburton Co.	346,660	24,616,327
National Oilwell Varco, Inc.	317,037	26,107,998
World Fuel Services Corp.	451,655	22,234,976
		98,777,164

Consumer Discretionary — 8.5%
Carnival Corp.	673,533	25,358,517
Helen of Troy Ltd.*	450,374	27,306,176
International Speedway Corp. - Class A	375,463	12,495,409
Royal Caribbean Cruises Ltd.	518,952	28,853,731
		94,013,833

Materials — 6.4%
Agrium, Inc.†	273,745	25,083,254
Berry Plastics Group, Inc.*	910,638	23,494,460
Reliance Steel & Aluminum Co.	295,519	21,782,705
		70,360,419
Telecommunication Services — 6.0%
KDDI Corp. ADR	2,277,231	34,727,773
Orange SA ADR†	1,985,700	31,374,060
		66,101,833
Total Common Stocks		$1,039,552,848

Investment Funds — 10.9%
Invesco Government & Agency
Portfolio, Institutional Class,
0.01%**∞Ω	58,502,942	58,502,942
Touchstone Institutional Money Market
Fund, 0.01%^∞Ω	61,554,384	61,554,384
Total Investment Funds		$120,057,326

Total Investment Securities —105.3%
(Cost $956,791,427)		$1,159,610,174

Liabilities in Excess of Other Assets — (5.3%)		(58,201,277)

Net Assets — 100.0%		$1,101,408,897

*	Non-income producing security.

**	Represents collateral for securities loaned.

^	Affiliated Fund.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of June 30, 2014 was $57,047,114.

∞	Open-End Fund

Ω	Represents the 7-day SEC yield as of June 30, 2014.

Portfolio Abbreviations:

ADR - American Depositary Receipt

PLC - Public Limited Company

8

Touchstone Focused Fund (Unaudited) (Continued)

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$1,039,552,848	$—	$—	$1,039,552,848
Investment Funds	120,057,326	—	—	120,057,326
				$1,159,610,174

See accompanying Notes to Portfolios of Investments.

9

Portfolio of Investments
Touchstone Growth Opportunities Fund – June 30, 2014 (Unaudited)

		Market
	Shares	Value

Common Stocks — 99.3%

Information Technology — 26.6%
Alliance Data Systems Corp.*	17,205	$4,838,906
Apple, Inc.	126,467	11,752,578
Autodesk, Inc.*	53,050	2,990,959
Facebook, Inc. - Class A*	60,220	4,052,204
FEI Co.	46,290	4,199,892
Google, Inc. - Class C*	8,806	5,065,916
Google, Inc. - Class A*	8,806	5,148,604
International Business Machines Corp.	27,450	4,975,862
Oracle Corp.	128,430	5,205,268
Palo Alto Networks, Inc.*	33,050	2,771,242
Qlik Technologies, Inc.*	89,110	2,015,668
QUALCOMM, Inc.	44,759	3,544,913
Red Hat, Inc.*	49,780	2,751,341
Salesforce.com, Inc.*	46,090	2,676,907
ServiceNow, Inc.*	64,520	3,997,659
VeriFone Systems, Inc.*	90,336	3,319,847
Visa, Inc. - Class A	18,540	3,906,563
		73,214,329

Health Care — 17.4%
Actavis PLC (Ireland)*	33,700	7,516,785
Aegerion Pharmaceuticals, Inc.*†	81,120	2,603,141
Celgene Corp.*	111,840	9,604,819
Cooper Cos., Inc. (The)	32,570	4,414,212
Cubist Pharmaceuticals, Inc.*	87,880	6,135,782
Jazz Pharmaceuticals PLC (Ireland)*	29,910	4,397,069
Teva Pharmaceutical Industries Ltd. ADR	154,860	8,117,761
Thermo Fisher Scientific, Inc.	42,710	5,039,780
		47,829,349

Industrials — 13.2%
AMETEK, Inc.	81,940	4,283,823
B/E Aerospace, Inc.*	27,861	2,576,864
Caterpillar, Inc.	36,460	3,962,108
Copart, Inc.*	108,160	3,889,434
Danaher Corp.	55,510	4,370,302
IHS, Inc. - Class A*	33,490	4,543,588
Norfolk Southern Corp.	49,370	5,086,591
United Continental Holdings, Inc.*	92,790	3,810,885
United Technologies Corp.	34,620	3,996,879
		36,520,474

Consumer Discretionary — 12.5%
Comcast Corp. - Class A	73,130	3,925,618
Home Depot, Inc. (The)	52,850	4,278,736
Liberty Global PLC - Class C,
(United Kingdom)*	66,980	2,833,924
Polaris Industries, Inc.	28,270	3,681,885
priceline.com, Inc.*	4,400	5,293,200
Signet Jewelers Ltd. (Bermuda)	38,100	4,213,479
Starbucks Corp.	35,640	2,757,823
Viacom, Inc. - Class B	30,930	2,682,559
Walt Disney Co. (The)	54,900	4,707,126
		34,374,350

Energy — 8.4%
CONSOL Energy, Inc.	105,900	4,878,813
Halliburton Co.	71,280	5,061,593
National Oilwell Varco, Inc.	63,090	5,195,462
Suncor Energy, Inc. (Canada)	90,130	3,842,242
Tesoro Corp.	70,870	4,157,943
		23,136,053

Materials — 7.8%
Axiall Corp.	56,130	2,653,265
Eastman Chemical Co.	44,250	3,865,238
FMC Corp.	51,210	3,645,640
Huntsman Corp.	189,890	5,335,909
Monsanto Co.	47,110	5,876,501
		21,376,553

Financials — 7.1%
Alexander & Baldwin, Inc.	106,315	4,406,757
American International Group, Inc.	58,790	3,208,758
Ameriprise Financial, Inc.	32,160	3,859,200
CBRE Group, Inc. - Class A*	161,820	5,184,713
Starwood Property Trust, Inc. REIT	120,650	2,867,850
		19,527,278

Consumer Staples — 4.4%
B&G Foods, Inc.	102,830	3,361,513
Hershey Co. (The)	48,750	4,746,788
Mondelez International, Inc. - Class A	106,310	3,998,319
		12,106,620

Telecommunication Services — 1.9%
Verizon Communications, Inc.	109,590	5,362,239
Total Common Stocks		$273,447,245

Investment Funds — 2.1%
Invesco Government & Agency
Portfolio, Institutional Class,
0.01%**∞Ω	2,672,000	2,672,000
Touchstone Institutional Money Market
Fund, 0.01%^∞Ω	3,218,669	3,218,669
Total Investment Funds		$5,890,669

Total Investment Securities —101.4%
(Cost $223,431,096)		$279,337,914

Liabilities in Excess of Other Assets — (1.4%)		(3,801,154)

Net Assets — 100.0%		$275,536,760

*	Non-income producing security.

**	Represents collateral for securities loaned.

^	Affiliated Fund.

10

Touchstone Growth Opportunities Fund(Unaudited) (Continued)

†	All or a portion of the security is on loan. The total market value of the securities on loan as of June 30, 2014 was $2,567,200.

∞	Open-End Fund

Ω	Represents the 7-day SEC yield as of June 30, 2014.

Portfolio Abbreviations:

ADR - American Depositary Receipt

REIT - Real Estate Investment Trust

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$273,447,245	$—	$—	$273,447,245
Investment Funds	5,890,669	—	—	5,890,669
				$279,337,914

See accompanying Notes to Portfolios of Investments.

11

Portfolio of Investments
Touchstone International Value Fund – June 30, 2014 (Unaudited)

		Market
	Shares	Value

Common Stocks — 97.6%

United Kingdom — 18.5%

Consumer Staples — 4.5%
Dairy Crest Group PLC	217,647	$1,752,514
Imperial Tobacco Group PLC	91,039	4,097,627

Energy — 5.8%
BP PLC	442,046	3,895,288
Royal Dutch Shell PLC - Class A	85,622	3,545,404

Financials — 0.9%
Barclays PLC	310,463	1,130,657

Health Care — 2.6%
Glaxosmithkline PLC	124,000	3,319,003

Materials — 2.0%
DS Smith PLC	554,728	2,627,819

Utilities — 2.7%
National Grid PLC	238,305	3,425,797
Total United Kingdom		23,794,109

Switzerland — 12.7%

Financials — 5.9%
Credit Suisse Group AG	85,556	2,446,662
Helvetia Holding AG	1,877	861,986
Swiss Life Holding AG	8,300	1,968,302
Zurich Insurance Group AG	7,662	2,309,486

Health Care — 5.1%
Lonza Group AG	20,400	2,219,892
Novartis AG	48,749	4,414,236

Industrials — 1.7%
ABB Ltd.	63,172	1,454,637
ABB Ltd. ADR†	30,300	697,506
Total Switzerland		16,372,707

Japan — 10.5%

Industrials — 8.6%
Amada Co. Ltd.	316,000	3,212,872
ITOCHU Corp.	201,900	2,592,882
Mabuchi Motor Co. Ltd.	40,600	3,077,913
Sumitomo Corp.	159,200	2,149,801

Information Technology — 1.9%
Canon, Inc.†	71,300	2,319,775
Yokogawa Electric Corp.	14,700	185,881
Total Japan		13,539,124

Netherlands — 7.3%

Financials — 7.3%
Aegon N.V.	328,300	2,865,376
Delta Lloyd N.V.	123,900	3,145,427
ING Groep NV*	237,743	3,340,056
Total Netherlands		9,350,859

France — 5.2%
Consumer Staples — 2.4%
Casino Guichard Perrachon SA	23,231	3,080,182

Health Care — 2.8%
Sanofi	34,125	3,625,109
Total France		6,705,291

Germany — 4.9%

Consumer Discretionary — 3.0%
Daimler AG	40,600	3,802,601

Financials — 1.9%
Deutsche Boerse AG	31,606	2,453,002
Total Germany		6,255,603

Singapore — 4.7%

Consumer Discretionary — 2.7%
Jardine Cycle & Carriage Ltd.	96,000	3,407,619

Financials — 2.0%
United Overseas Bank Ltd.	143,000	2,582,693
Total Singapore		5,990,312

Norway — 4.5%

Consumer Staples — 2.0%
Marine Harvest ASA	58,467	798,293
Orkla ASA	204,967	1,826,170

Financials — 2.5%
DNB ASA	173,001	3,164,523
Total Norway		5,788,986

Denmark — 4.4%

Financials — 2.3%
Danske Bank A/S	105,025	2,968,558

Telecommunication Services — 2.1%
TDC A/S	256,700	2,656,647
Total Denmark		5,625,205

Italy — 3.2%

Energy — 1.4%
Eni SpA	67,791	1,854,668

Utilities — 1.8%
Snam SpA	374,908	2,258,791
Total Italy		4,113,459

South Korea — 3.0%

Consumer Discretionary — 1.3%
Hankook Tire Co. Ltd.	27,100	1,617,751

12

Touchstone International Value Fund (Unaudited) (Continued)

		Market
	Shares	Value

Common Stocks — 97.6% (Continued)

South Korea — (Continued)

Financials — 1.7%
Shinhan Financial Group Co. Ltd.	48,050	$2,224,889
Total South Korea		3,842,640

Spain — 2.7%

Financials — 2.7%
Banco Santander SA	330,788	3,455,993

United States — 2.2%

Consumer Staples — 0.7%
Philip Morris International, Inc.	10,300	868,393

Industrials — 1.5%
Joy Global, Inc.†	31,600	1,945,928
Total United States		2,814,321

Brazil — 2.1%

Consumer Discretionary — 0.3%
Brookfield Incorporacoes SA*	462,600	303,585

Industrials — 1.8%
Embraer SA ADR†	64,300	2,342,449
Total Brazil		2,646,034

Ireland — 2.0%

Materials — 2.0%
CRH PLC	99,800	2,563,660

Austria — 2.0%

Financials — 2.0%
Erste Group Bank AG	77,900	2,519,509

Israel — 1.9%

Health Care — 1.9%
Teva Pharmaceutical Industries Ltd.
ADR	46,700	2,448,014

Sweden — 1.9%

Industrials — 1.9%
Sandvik AB	178,800	2,443,212

Hong Kong — 1.5%

Consumer Discretionary — 0.9%
Yue Yuen Industrial Holdings Ltd.	362,500	1,213,728

Utilities — 0.6%
Guangdong Investment Ltd.	609,700	703,282
Total Hong Kong		1,917,010

India — 1.2%

Consumer Discretionary — 1.2%
Tata Motors Ltd. ADR	41,300	1,613,178

Luxembourg — 0.9%

Materials — 0.9%
Arcelormittal	78,888	1,169,871

Indonesia — 0.3%

Telecommunication Services — 0.3%
Telekomunikasi Indonesia Persero Tbk
PT	1,883,200	391,572

Thailand — 0.0%

Consumer Staples — 0.0%
Charoen Pokphand Foods PCL	62,700	52,644
Total Common Stocks		$125,413,313

Investment Funds — 7.9%
Invesco Government & Agency
Portfolio, Institutional Class, 0.01%**∞Ω	7,296,638	7,296,638
Touchstone Institutional Money Market
Fund, 0.01%^∞Ω	2,813,186	2,813,186
Total Investment Funds		$10,109,824

Total Investment Securities —105.5%
(Cost $116,157,664)		$135,523,137

Liabilities in Excess of Other Assets — (5.5%)		(7,070,495)

Net Assets — 100.0%		$128,452,642

*	Non-income producing security.

**	Represents collateral for securities loaned.

^	Affiliated Fund.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of June 30, 2014 was $7,027,268.

∞	Open-End Fund

Ω	Represents the 7-day SEC yield as of June 30, 2014.

Portfolio Abbreviations:

ADR - American Depositary Receipt

PLC - Public Limited Company

13

Touchstone International Value Fund (Unaudited) (Continued)

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$125,413,313	$—	$—	$125,413,313
Investment Funds	$10,109,824	$—	$—	$10,109,824
				$135,523,137

At June 30, 2014, a security valued at $391,572 was transferred from Level 2 to Level 1. Transfers from Level 2 to Level 1 were due to the closure of several foreign markets at the December 31, 2013 year end..

% of Net
Industry Allocation	Assets
Financials	29.2%
Industrials	15.5
Health Care	12.4
Consumer Staples	9.6
Consumer Discretionary	9.4
Energy	7.2
Utilities	5.1
Materials	4.9
Telecommunication Services	2.4
Information Technology	1.9
Investment Funds	7.9
Other Assets/Liabilities (Net)	(5.5)
Total	100.0%

See accompanying Notes to Portfolios of Investments.

14

Portfolio of Investments
Touchstone Large Cap Growth Fund – June 30, 2014 (Unaudited)

		Market
	Shares	Value

Common Stocks — 99.3%

Information Technology — 28.0%
Alliance Data Systems Corp.*	144,810	$40,727,812
Amkor Technology, Inc.*	2,191,400	24,499,852
Facebook, Inc. - Class A*	368,900	24,823,281
Fidelity National Information Services,
Inc.	453,700	24,835,538
FleetCor Technologies, Inc.*	174,300	22,972,740
Micron Technology, Inc.*	1,454,300	47,919,185
NXP Semiconductors N.V.,
(Netherlands)*	369,400	24,446,892
Qihoo 360 Technology Co. Ltd. ADR*†	318,900	29,351,556
Skyworks Solutions, Inc.	422,000	19,817,120
Yahoo!, Inc.*	627,500	22,044,075
		281,438,051

Health Care — 25.4%
Actavis PLC (Ireland)*	186,800	41,665,740
AmerisourceBergen Corp.	531,300	38,604,258
Biogen Idec, Inc.*	100,125	31,570,414
CIGNA Corp.	225,900	20,776,023
Illumina, Inc.*	145,800	26,031,132
McKesson Corp.	142,500	26,534,925
Mylan, Inc.*	595,800	30,719,448
Thermo Fisher Scientific, Inc.	326,800	38,562,400
		254,464,340

Industrials — 21.2%
3M Co.	191,500	27,430,460
B/E Aerospace, Inc.*	232,906	21,541,476
Delta Air Lines, Inc.	891,600	34,522,752
General Dynamics Corp.	164,800	19,207,440
Lockheed Martin Corp.	148,800	23,916,624
Raytheon Co.	337,230	31,109,468
Southwest Airlines Co.	1,152,800	30,964,208
United Rentals, Inc.*	232,300	24,328,779
		213,021,207

Energy — 9.4%
Diamondback Energy, Inc.*	293,100	26,027,280
EQT Corp.	205,300	21,946,570
Helmerich & Payne, Inc.	193,300	22,444,063
Matador Resources Co.*	806,400	23,611,392
		94,029,305

Materials — 6.2%
Dow Chemical Co. (The)	375,000	19,297,500
Ecolab, Inc.	181,700	20,230,478
PPG Industries, Inc.	107,000	22,486,050
		62,014,028

Consumer Discretionary — 5.0%
Lear Corp.	296,300	26,465,516
Vipshop Holdings Ltd. ADR*	125,400	23,542,596
		50,008,112

Utilities — 2.4%
NiSource, Inc.	607,725	23,907,902

Consumer Staples — 1.7%
Tyson Foods, Inc. - Class A	446,400	16,757,855
Total Common Stocks		$995,640,800

Investment Funds — 3.1%
Invesco Government & Agency
Portfolio, Institutional Class,
0.01%**∞Ω	23,073,775	23,073,775
Touchstone Institutional Money Market
Fund, 0.01%^∞Ω	8,673,182	8,673,182
Total Investment Funds		$31,746,957

Total Investment Securities —102.4%
(Cost $798,788,379)		$1,027,387,757

Liabilities in Excess of Other Assets — (2.4%)		(24,390,609)

Net Assets — 100.0%		$1,002,997,148

*	Non-income producing security.

**	Represents collateral for securities loaned.

^	Affiliated Fund.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of June 30, 2014 was $22,844,328.

∞	Open-End Fund

Ω	Represents the 7-day SEC yield as of June 30, 2014.

Portfolio Abbreviations:

ADR - American Depositary Receipt

PLC - Public Limited Company

15

Touchstone Large Cap Growth Fund (Unaudited) (Continued)

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$995,640,800	$—	$—	$995,640,800
Investment Funds	31,746,957	—	—	31,746,957
				$1,027,387,757

See accompanying Notes to Portfolios of Investments.

16

Portfolio of Investments
Touchstone Mid Cap Growth Fund – June 30, 2014 (Unaudited)

		Market
	Shares	Value

Common Stocks — 96.6%

Industrials — 17.9%
AMETEK, Inc.	278,490	$14,559,457
Copart, Inc.*	455,710	16,387,332
IHS, Inc. - Class A*	88,610	12,021,719
ITT Corp.	206,760	9,945,156
JB Hunt Transport Services, Inc.	164,560	12,141,237
Lincoln Electric Holdings, Inc.	152,200	10,635,736
Nielsen Holdings N.V.	201,131	9,736,752
Norfolk Southern Corp.	137,840	14,201,655
Sensata Technologies Holding N.V.
(Netherlands)*	350,220	16,383,292
TransDigm Group, Inc.	45,010	7,528,373
United Continental Holdings, Inc.*	268,640	11,033,045
		134,573,754

Health Care — 16.5%
Actavis PLC (Ireland)*	152,466	34,007,541
Cooper Cos., Inc. (The)	106,194	14,392,473
Cubist Pharmaceuticals, Inc.*	167,390	11,687,170
ICON PLC (Ireland)*	165,970	7,818,847
IDEXX Laboratories, Inc.*	56,970	7,609,483
Jazz Pharmaceuticals PLC (Ireland)*	98,455	14,473,870
Mettler-Toledo International, Inc.*	53,449	13,532,218
MWI Veterinary Supply, Inc.*	80,170	11,383,338
Qiagen N.V. (Netherlands)*†	386,790	9,457,016
		124,361,956

Information Technology — 16.3%
Akamai Technologies, Inc.*	159,030	9,710,372
Alliance Data Systems Corp.*	56,265	15,824,531
Autodesk, Inc.*	219,500	12,375,410
F5 Networks, Inc.*	98,460	10,972,382
FEI Co.	133,620	12,123,343
Lam Research Corp.	122,370	8,269,765
LinkedIn Corp. - Class A*	43,106	7,391,386
NICE Systems Ltd. ADR†	215,193	8,782,026
NXP Semiconductors N.V.,
(Netherlands)*	126,590	8,377,726
Red Hat, Inc.*	171,660	9,487,648
Skyworks Solutions, Inc.	175,940	8,262,142
Total System Services, Inc.	348,812	10,956,185
		122,532,916

Consumer Discretionary — 15.6%
Allison Transmission Holdings, Inc.	434,735	13,520,258
AMC Networks, Inc. - Class A*	118,150	7,265,044
Chipotle Mexican Grill, Inc.*	13,365	7,918,896
Dollar General Corp.*	125,180	7,180,325
Jarden Corp.*	221,525	13,147,509
Kate Spade & Co.*	274,270	10,460,658
Liberty Global PLC - Class C,
(United Kingdom)*	182,850	7,736,384
Mohawk Industries, Inc.*	64,700	8,950,597
Polaris Industries, Inc.	98,460	12,823,430
Starwood Hotels & Resorts Worldwide,
Inc.	112,520	9,093,866
Tiffany & Co.	123,780	12,408,945
Urban Outfitters, Inc.*	205,350	6,953,151
		117,459,063

Materials — 8.3%
Albemarle Corp.	94,240	6,738,159
Crown Holdings, Inc.*	165,967	8,258,518
Eastman Chemical Co.	116,344	10,162,648
FMC Corp.	161,750	11,514,982
MeadWestvaco Corp.	296,770	13,135,040
Vulcan Materials Co.	190,300	12,131,625
		61,940,972

Financials — 8.2%
Ameriprise Financial, Inc.	94,240	11,308,800
Aon PLC (United Kingdom)	151,970	13,690,977
CBRE Group, Inc. - Class A*	440,233	14,105,065
Regions Financial Corp.	1,063,320	11,292,458
T Rowe Price Group, Inc.	135,160	11,408,856
		61,806,156

Energy — 7.0%
CONSOL Energy, Inc.	319,280	14,709,230
Ensco PLC- Class A (United Kingdom)	133,620	7,425,263
Forum Energy Technologies, Inc.*	236,290	8,608,045
Tesoro Corp.	257,390	15,101,071
Valero Energy Corp.	140,650	7,046,565
		52,890,174

Consumer Staples — 5.8%
Church & Dwight Co., Inc.	206,760	14,462,862
Mead Johnson Nutrition Co.	174,410	16,249,780
WhiteWave Foods Co. - Class A*	400,854	12,975,644
		43,688,286

Telecommunication Services — 1.0%
SK Telecom Co. Ltd. ADR†	286,537	7,432,770
Total Common Stocks		726,686,047

Investment Funds — 5.4%
Invesco Government & Agency
Portfolio, Institutional Class,
0.01%**∞Ω	5,155,950	5,155,950
Touchstone Institutional Money Market
Fund, 0.01%^∞Ω	35,730,201	35,730,201
Total Investment Funds		$40,886,151

Total Investment Securities —102.0%
(Cost $619,993,940)		$767,572,198

Liabilities in Excess of Other Assets — (2.0%)		(14,922,648)

Net Assets — 100.0%		$752,649,550

17

Touchstone Mid Cap Growth Fund (Unaudited) (Continued)

*	Non-income producing security.

**	Represents collateral for securities loaned.

^	Affiliated Fund.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of June 30, 2014 was $5,055,520.

∞	Open-End Fund

Ω	Represents the 7-day SEC yield as of June 30, 2014.

Portfolio Abbreviations:

ADR - American Depositary Receipt

PLC - Public Limited Company

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total

Common Stocks	$726,686,047	$—	$—	$726,686,047

Investment Funds	40,886,151	—	—	40,886,151
				$767,572,198

See accompanying Notes to Portfolios of Investments.

18

Portfolio of Investments
Touchstone Sands Capital Emerging Markets Growth Fund – June 30, 2014 (Unaudited)

		Market
	Shares	Value

Common Stocks — 64.4%

Cayman Islands — 18.4%

Consumer Discretionary — 4.3%
NagaCorp Ltd.	310,000	$273,186
Qunar Cayman Islands Ltd. ADR*	33,000	942,150
Sands China Ltd.	106,400	803,793

Energy — 0.8%
Anton Oilfield Services Group	556,000	378,778

Health Care — 2.8%
Ginko International Co. Ltd.	22,000	380,936
Mindray Medical International Ltd.
ADR	28,500	897,750

Information Technology — 9.3%
Baidu, Inc. ADR*	16,900	3,157,089
Tencent Holdings Ltd.	76,900	1,172,788

Materials — 1.2%
Yingde Gases Group Co. Ltd.	526,500	571,309
Total Cayman Islands		8,577,779

Brazil — 14.6%

Consumer Discretionary — 5.5%
Kroton Educacional SA	69,000	1,938,995
Multiplus SA	36,000	595,682

Consumer Staples — 2.2%
Raia Drogasil SA	125,000	1,037,565

Financials — 1.6%
CETIP SA - Mercados Organizados	53,500	761,518

Health Care — 1.1%
Odontoprev SA	113,500	489,547

Industrials — 1.0%
Mills Estruturas e Servicos de
Engenharia SA	39,000	462,105

Information Technology — 3.2%
Cielo SA	72,500	1,494,625
Total Brazil		6,780,037

Indonesia — 4.5%

Consumer Discretionary — 0.5%
Media Nusantara Citra Tbk PT	1,047,000	243,755

Consumer Staples — 0.6%
Unilever Indonesia Tbk PT	113,000	279,045

Financials — 0.8%
Bank Rakyat Indonesia Persero Tbk PT	414,969	361,413

Health Care — 1.2%
Kalbe Farma Tbk PT	3,809,200	533,384

Utilities — 1.4%
Perusahaan Gas Negara Persero Tbk
PT	1,399,900	658,326
Total Indonesia		2,075,923

South Africa — 4.2%

Consumer Discretionary — 3.6%
Naspers Ltd. - Class N	14,100	1,659,915

Consumer Staples — 0.6%
Shoprite Holdings Ltd.	20,300	293,955
Total South Africa		1,953,870

Taiwan — 2.7%

Information Technology — 2.7%
Largan Precision Co. Ltd.	16,000	1,275,370

Thailand — 2.3%

Consumer Staples — 1.5%
CP ALL PCL	478,400	707,540

Health Care — 0.8%
Bangkok Dusit Medical Services PCL	721,600	371,305
Total Thailand		1,078,845

Mexico — 2.3%

Health Care — 2.3%
Genomma Lab Internacional SAB de
CV - Class B*	391,000	1,059,363

Netherlands — 2.1%

Information Technology — 2.1%
Yandex N.V. - Class A*	27,700	987,228

Jersey — 2.0%

Energy — 2.0%
Petrofac Ltd.	44,600	918,226

United States — 1.9%

Information Technology — 1.9%
MercadoLibre, Inc.	9,400	896,760

Russia — 1.8%

Consumer Staples — 1.8%
Magnit OJSC GDR	13,900	820,100

United Kingdom — 1.7%

Health Care — 1.7%
Hikma Pharmaceuticals PLC	27,700	795,465

19

Touchstone Sands Capital Emerging Markets Growth Fund (Unaudited) (Continued)

		Market
	Shares	Value

Common Stocks — 64.4% (Continued)

Turkey — 1.4%

Consumer Staples — 1.4%
BIM Birlesik Magazalar AS	29,200	$669,839

China — 1.4%

Health Care — 1.4%
Shandong Weigao Group Medical
Polymer Co. Ltd.	652,000	636,824

South Korea — 0.9%

Consumer Staples — 0.9%
LG Household & Health Care Ltd.	950	427,678

Philippines — 0.8%

Consumer Staples — 0.8%
Universal Robina Corp.	104,800	370,461

Virgin Islands (British) — 0.7%

Information Technology — 0.7%
Mail.ru Group Ltd. GDR*	8,800	310,200

Portugal — 0.7%

Consumer Staples — 0.7%
Jeronimo Martins SGPS SA	18,500	304,365
Total Common Stocks		$29,938,333

	Number
	of
	Contracts

Low Exercise Price Option — 13.9%

Saudi Arabia — 1.9%

Almarai Co. Ltd.
Strike $0.0001, Exp 3/13/17	46,600	868,028

India — 12.0%

Apollo Hospitals Enterprise Ltd.
Strike $0.0001, Exp 9/23/16	3,500	57,820
Apollo Hospitals Enterprise Ltd.
Strike $0.0001, Exp 11/02/16	24,000	396,480
Asian Paints Ltd.
Strike $0.0001, Exp 8/17/16	61,900	608,477
Asian Paints Ltd.
Strike $0.01, Exp 7/31/18	9,500	93,385
Housing Development Finance Corp.
Strike $0.0001, Exp 5/5/16	9,000	147,870
Housing Development Finance Corp.
Strike $0.0001, Exp 9/29/14	70,500	1,158,315
ITC Ltd.
Strike $0.0001, Exp 8/4/16	24,800	133,424
ITC Ltd.
Strike $0.0001, Exp 9/29/14	161,800	870,484
Jubilant Foodworks Ltd.
Strike $0.01, Exp 7/25/17	6,000	129,900
Jubilant Foodworks Ltd.
Strike $0.0001, Exp 7/03/17	33,200	718,780
Shriram Transport Finance Co. Ltd.
Strike $0.01, Exp 8/29/18	3,600	53,928
Shriram Transport Finance Co. Ltd.
Strike $0.01, Exp 9/24/14	36,000	539,280
Titan Co. Ltd.
Strike $0.0001, Exp 4/26/16	105,500	616,120
Titan Co. Ltd.
Strike $0.0001, Exp 8/24/16	15,100	88,184
Total India		5,612,447
Total Low Exercise Price Option		$6,480,475

	Shares

Investment Fund — 32.1%
Touchstone Institutional Money Market
Fund, 0.01%^∞Ω	14,950,351	14,950,351

Total Investment Securities —110.4%
(Cost $49,249,126)		$51,369,159

Liabilities in Excess of Other Assets — (10.4%)		(4,829,071)

Net Assets — 100.0%		$46,540,088

*	Non-income producing security.

^	Affiliated Fund.

∞	Open-End Fund

Ω	Represents the 7-day SEC yield as of June 30, 2014.

Portfolio Abbreviations:

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

PCL - Public Company Limited

PLC - Public Limited Company

20

Touchstone Sands Capital Emerging Markets Growth Fund (Unaudited) (Continued)

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$29,938,333	$—	$—	$29,938,333
Low Exercise
Price Option Equity
Contracts	—	6,480,475	—	6,480,475
Investment Fund	14,950,351	—	—	14,950,351
				$51,369,159

See accompanying Notes to Portfolios of Investments.

21

Portfolio of Investments
Touchstone Small Cap Growth Fund – June 30, 2014 (Unaudited)

		Market
	Shares	Value

Common Stocks — 95.7%

Health Care — 19.9%
ABIOMED, Inc.*†	51,457	$1,293,629
Acadia Pharmaceuticals, Inc.*†	22,948	518,395
Air Methods Corp.*†	25,350	1,309,328
Akorn, Inc.*	59,047	1,963,313
Auxilium Pharmaceuticals, Inc.*†	21,338	428,040
Cardiovascular Systems, Inc.*	32,610	1,016,128
Celldex Therapeutics, Inc.*†	13,077	213,417
Centene Corp.*	28,307	2,140,292
Charles River Laboratories International,
Inc.*	43,869	2,347,869
DexCom, Inc.*	23,850	945,890
Enanta Pharmaceuticals, Inc.*†	16,187	697,174
Globus Medical, Inc. - Class A*	34,735	830,861
ICON PLC (Ireland)*	41,434	1,951,956
Insulet Corp.*	12,133	481,316
Isis Pharmaceuticals, Inc.*†	33,207	1,143,981
Keryx Biopharmaceuticals, Inc.*†	97,110	1,493,552
Ligand Pharmaceuticals, Inc.*†	8,260	514,515
MedAssets, Inc.*	42,487	970,403
Momenta Pharmaceuticals, Inc.*	29,945	361,736
Natus Medical, Inc.*	23,573	592,625
PerkinElmer, Inc.	37,067	1,736,218
WuXi PharmaTech Cayman, Inc. ADR*	48,520	1,594,367
		24,545,005

Information Technology — 19.4%
AOL, Inc.*	33,541	1,334,596
ARRIS Group, Inc.*	51,985	1,691,072
Bitauto Holdings Ltd. ADR*	30,227	1,472,055
Ciena Corp.*†	70,483	1,526,662
Euronet Worldwide, Inc.*	58,641	2,828,842
Finisar Corp.*	58,835	1,161,991
Heartland Payment Systems, Inc.	45,258	1,865,082
InterXion Holding NV (Netherlands)*	38,191	1,045,670
MAXIMUS, Inc.	32,846	1,413,035
Mentor Graphics Corp.	57,780	1,246,315
Netscout Systems, Inc.*	22,420	994,103
Power Integrations, Inc.	27,418	1,577,632
PTC, Inc.*	48,715	1,890,141
Syntel, Inc.*	19,408	1,668,312
ViaSat, Inc.*†	16,728	969,555
Virtusa Corp.*	37,150	1,329,969
		24,015,032

Consumer Discretionary — 18.5%
ANN, Inc.*	29,223	1,202,234
Brinker International, Inc.	23,462	1,141,426
Cabela's, Inc.*†	21,643	1,350,523
Cracker Barrel Old Country Store, Inc.	24,558	2,445,240
Dillard's, Inc. - Class A	16,839	1,963,596
Finish Line, Inc. (The) - Class A	44,605	1,326,553
G-III Apparel Group Ltd.*	19,727	1,610,907
Iconix Brand Group, Inc.*	42,120	1,808,633
Lithia Motors, Inc. - Class A	39,191	3,686,697
Pinnacle Entertainment, Inc.*	26,488	666,968
Skechers U.S.A., Inc. - Class A*	34,915	1,595,616
Thor Industries, Inc.	26,780	1,522,979
Visteon Corp.*	26,821	2,601,905
		22,923,277

Industrials — 15.4%
ArcBest Corp.	29,515	1,284,198
Astronics Corp.*	25,489	1,438,854
AZZ, Inc.	22,448	1,034,404
Chart Industries, Inc.*	8,204	678,799
DXP Enterprises, Inc.*	15,882	1,199,726
EnerSys, Inc.	21,643	1,488,822
Hexcel Corp.*	33,346	1,363,851
Korn/Ferry International*	50,116	1,471,907
Lindsay Corp.†	14,826	1,252,352
Middleby Corp.*	15,585	1,289,191
On Assignment, Inc.*	41,051	1,460,184
Primoris Services Corp.	31,902	920,054
Proto Labs, Inc.*	15,687	1,285,079
Saia, Inc.*	28,265	1,241,681
Tutor Perini Corp.*	39,968	1,268,584
voxeljet AG ADR (Germany)*†	16,941	354,745
		19,032,431

Financials — 8.9%
Amtrust Financial Services, Inc.†	15,076	630,328
E-House China Holdings Ltd. ADR	79,021	683,532
Evercore Partners, Inc. - Class A	35,109	2,023,683
HFF, Inc. - Class A	86,282	3,208,828
Interactive Brokers Group, Inc. - Class A	55,420	1,290,732
MarketAxess Holdings, Inc.	12,092	653,694
Portfolio Recovery Associates, Inc.*	17,617	1,048,739
Virtus Investment Partners, Inc.*	6,899	1,460,863
		11,000,399

Energy — 7.3%
Carrizo Oil & Gas, Inc.*	38,185	2,644,693
Diamondback Energy, Inc.*	17,353	1,540,946
Kodiak Oil & Gas Corp. (Canada)*	125,043	1,819,376
Matador Resources Co.*	41,804	1,224,021
Matrix Service Co.*	53,338	1,748,953
		8,977,989

Materials — 5.3%
Constellium NV - Class A*	38,608	1,237,772
KapStone Paper and Packaging Corp.*	58,558	1,940,027
Silgan Holdings, Inc.	29,445	1,496,395
US Silica Holdings, Inc.	34,697	1,923,602
		6,597,796

Consumer Staples — 1.0%
Revlon, Inc. - Class A*	39,691	1,210,576
Total Common Stocks		$118,302,505

22

Touchstone Small Cap Growth Fund (Unaudited) (Continued)

		Market
	Shares	Value

Investment Funds — 14.5%
Invesco Government & Agency
Portfolio, Institutional Class, 0.01%**∞Ω	11,700,229	$11,700,229
Touchstone Institutional Money Market
Fund, 0.01%^∞Ω	6,198,792	6,198,792
Total Investment Funds		$17,899,021

Total Investment Securities —110.2%
(Cost $121,706,965)		$136,201,526

Liabilities in Excess of Other Assets — (10.2%)		(12,558,663)

Net Assets — 100.0%		$123,642,863

*	Non-income producing security.

**	Represents collateral for securities loaned.

^	Affiliated Fund.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of June 30, 2014 was $11,422,436.

∞	Open-End Fund

Ω	Represents the 7-day SEC yield as of June 30, 2014.

Portfolio Abbreviations:

ADR - American Depositary Receipt

PLC - Public Limited Company

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$118,302,505	$—	$—	$118,302,505
Investment Funds	17,899,021	—	—	17,899,021
				$136,201,526

See accompanying Notes to Portfolios of Investments.

23

Notes to Portfolios of Investments
June 30, 2014 (Unaudited)

Security valuation and fair value measurements— All investments in securities are recorded at their estimated fair value. The Funds define the term “market value”, as used throughout this report, as the estimated fair value. The Funds use various methods to measure fair value of their portfolio securities on a recurring basis. Generally accepted accounting principles in the United States (“U.S. GAAP”) establish a hierarchy that prioritizes inputs to valuation methods. These inputs are summarized in the three broad levels listed below:

•	Level 1	–	quoted prices in active markets for identical securities

•	Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market instruments are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940 . Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The aggregate value by input level, as of June 30, 2014, for each Fund’s investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, if applicable, is included in each Fund’s Portfolio of Investments, which also includes a breakdown of the Fund’s investments by geographic or sector allocation.The Funds did not hold any Level 3 categorized securities during the period ended June 30, 2014.

All transfers in and out of the levels are recognized at the value at the end of the period. During the period ended June 30,2014, there were no transfers between Levels 1, 2 and 3 for all Funds, except as shown in the Portfolio of Investments for the International Value Fund.

The Funds’ portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (“NYSE”) (currently 4:00 p.m., Eastern time). Portfolio securities traded on stock exchanges are valued at the last sale bid price, and to the extent these securities are actively traded, they are categorized in Level 1 of the fair value hierarchy. Portfolio securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Securities not traded on a particular day, or for which the last bid price is not readily available, are valued at their last broker-quoted bid prices as obtained from one or more of the major market makers for such securities by an independent pricing service and are categorized in Level 2. Debt securities for which market quotations are readily available are valued at their most recent evaluated bid prices as obtained from one or more of the major market makers for such securities by an independent pricing service and are categorized in Level 2. Debt securities for which market quotations are not readily available are valued at their most recent evaluated bid by an independent pricing service using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) and are categorized in Level 2. Money market instruments and other debt securities with a remaining maturity of less than 60 days are valued at amortized cost, which approximates market value and are categorized in Level 2. While this method provides consistency in valuation (and may only be used if it approximates market value), it may result in periods during which value, as determined by amortized cost, is higher or lower than the price that would be received if the Fund sold the investment. Securities for which market quotations, the NOCP, or other significant observable inputs are not readily available are fair valued as determined by or under the direction of the Board of Trustees (the “Board”) and are categorized in Level 3. Shares of open-end mutual funds in which the Funds invest are valued at their respective net asset values (“NAV”) as reported by the underlying funds and are categorized

24

Notes to Portfolios of Investments (Unaudited) (Continued)

in Level 1. The prices for foreign securities are reported in local currency and translated in to U.S. dollars using currency exchange rates.

Level 2 Valuation— Securities mainly traded on a non-U.S. exchange are generally valued according to the preceding closing values on that exchange. However, if an event that may change the value of a security occurs after the time that the closing value on the non-U.S. exchange was determined, but before the close of regular trading on the NYSE, the security may be priced based on fair value. This may cause the value of the security on the books of a Fund to be different from the closing value on the non-U.S. exchange and may affect the calculation of that Fund’s NAV.

Level 3 Valuation— Securities held by the Funds that do not have readily available market quotations significant observable inputs, or securities for which the available market quotations are not reliable, are priced at their fair value using procedures approved by the Funds’ Board.

The Funds may use fair value pricing under the following circumstances, among others:

•   If the value of a security has been materially affected by events occurring before the Funds’ pricing time but after the close of the primary markets on which the security is traded.

•   If the exchange on which a portfolio security is principally traded closes early or if trading in a particular portfolio security was halted during the day and did not resume prior to the Funds’ NAV calculation.

•   If a security is so thinly traded that reliable market quotations are unavailable due to infrequent trading.

•   If the validity of market quotations is not reliable.

Investment companies— Certain Funds may invest in securities of other investment companies, including exchange-traded funds (“ETFs”), open-end funds and closed-end funds. Open-end funds are investment companies that issue new shares continuously and redeem shares daily. Closed-end funds are investment companies that typically issue a fixed number of shares that trade on a securities exchange or over-the-counter. An ETF is an investment company that typically seeks to track the performance of an index by holding in its portfolio shares of all the companies, or a representative sample of the companies, that are components of a particular index. ETFs are traded on a securities exchange based on their market value.The risks of investment in other investment companies typically reflect the risks of the types of securities in which investment companies invest. Investments in ETFs and closed-end funds are subject to the additional risk that their shares may trade at a premium or discount to their NAV. When a Fund invests in another investment company, shareholders of the Fund indirectly bear their proportionate share of the other investment company’s fees and expenses, including operating, registration, trustee, licensing and marketing, as well as their share of a Fund’s fees and expenses.

Options— The Funds may write or purchase financial option contracts primarily to hedge against changes in the value of equity securities (or securities that the Funds intend to purchase), against fluctuations in fair value caused by changes in prevailing market interest rates or foreign currency exchange rates and against changes in overall equity market volatility. In addition, the Funds may utilize options in an attempt to generate gains from option premiums or to reduce overall portfolio risk. The Funds’ option strategy primarily focuses on the use of writing call options on equity indexes. When the Funds write or purchase an option, an amount equal to the premium received or paid by the Funds is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Funds on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Funds have realized a gain or loss on investment transactions. The Funds, as writers of an option,

25

Notes to Portfolios of Investments (Unaudited) (Continued)

may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bear the market risk of an unfavorable change in the price of the security underlying the written option. The Funds, as purchasers of an option, bear the risk that the counterparties to the option may not have the ability to meet the terms of the option contracts. There is minimal counterparty credit risk involved in entering into option contracts since they are exchange-traded instruments and the exchange’s clearinghouse, as counterparty to all exchange-traded options, guarantees the options against default. Options are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long option positions are valued at the most recent bid price, and short option positions are valued at the most recent ask price. As of June 30,2014 the Flexible Income Fund held written options with a fair value of $190,115. The Flexible Income Fund also held purchased options with a fair value of $125,000 as of June 30, 2014. The Sands Capital Emerging Markets Growth Fund held low exercise price options with fair value of $6,480,475 as of June 30,2014.

Futures Contracts— The Flexible Income Fund may buy and sell futures contracts and related options to manage its exposure to changing interest rates and securities prices. Some strategies reduce a Fund’s exposure to price fluctuations, while others tend to increase its market exposure. Futures and options on futures can be volatile instruments and involve certain risks that could negatively impact a Fund’s return. In order to avoid leveraging and related risks, when a Fund purchases futures contracts, it will collateralize its position by depositing an amount of cash or liquid securities, equal to the market value of the futures positions held, less margin deposits, in a segregated account with its custodian or otherwise “cover” its position in a manner consistent with the 1940 Act or the rules of the Securities and Exchange Commission (the “SEC”) interpretations thereunder. Collateral equal to the current market value of the futures position will be marked to market on a daily basis.

When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of ) the closing transactions and the Fund’s basis in the contract. Risks of entering into futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market resulting in an inability to close a futures position prior to its maturity date. Third, the purchase of a futures contract involves the risk that the Funds could lose more than the original margin deposit required to initiate the futures transaction. Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities. There is minimal counterparty credit risk involved in entering into futures contracts since they are exchange-traded instruments and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. As of June 30,2014, the Flexible Income Fund held futures contracts as shown on the Portfolio of Investments and had cash in the amount of $1,098,364 held as collateral for futures contracts.

Swap Contracts— The Flexible Income Fund may enter into swap transactions, which are financial instruments that typically involve the exchange of cash flows between two parties on specified dates (settlement dates), where the cash flows are based on agreed-upon prices, rates, indexes, etc. The nominal amount on which the cash flows are calculated is called the notional amount. Swaps are individually negotiated and structured to include exposure to a variety of different types of investments or market factors, such as interest rates, foreign currency rates, mortgage securities, corporate borrowing rates, security prices, indexes or inflation rates.

Swap agreements may increase or decrease the overall volatility of the investments of a Fund and its share price. The performance of swap agreements may be affected by a change in the specific interest rate, currency, or other factors that determine the amounts of payments due to and from a Fund. If a swap agreement calls for payments by a Fund, the Fund must be prepared to make such payments when due. In addition, if the counterparty’s creditworthiness declines, the value of a swap agreement would be likely to decline, potentially resulting in losses.

26

Notes to Portfolios of Investments (Unaudited) (Continued)

Generally, swap agreements have a fixed maturity date that will be agreed upon by the parties. The agreement can be terminated before the maturity date only under limited circumstances, such as default by one of the parties or insolvency, among others, and can be transferred by a party only with the prior written consent of the other party. A Fund may be able to eliminate its exposure under a swap agreement either by assignment or by other disposition, or by entering into an offsetting swap agreement with the same party or a similarly creditworthy party. If the counter-party is unable to meet its obligations under the contract, declares bankruptcy, defaults or becomes insolvent, a Fund may not be able to recover the money it expected to receive under the contract.

A swap agreement can be a form of leverage, which can magnify a Fund’s gains or losses. In order to reduce the risk associated with leveraging, a Fund may cover its current obligations under swap agreements according to guidelines established by the SEC. If a Fund enters into a swap agreement on a net basis, it will segregate assets with a daily value at least equal to the excess, if any, of the Fund’s accrued obligations under the swap agreement over the accrued amount the Fund is entitled to receive under the agreement. If a Fund enters into a swap agreement on other than a net basis, it will segregate assets with a value equal to the full amount of the Fund’s accrued obligations under the agreement.

Swaps other than security-based swaps are included in the definition of “commodity interests” under the Commodity Exchange Act (the “CEA”). Under recent amendments to Rule 4.5 under the CEA, a Fund may be considered a commodity pool if it trades more than a de minimis amount of commodity interests (including swaps). Under such circumstances, the Fund and its investment advisor may be subject to regulation by the Commodity Futures Trading Commission (“CFTC”). None of the Touchstone Funds intends to trade above the de minimis limitation, and the Flexible Income Funds’ investment advisor has claimed an exemption from registering with the CFTC as a commodity pool operator and an exemption from registering with the CFTC.

A credit default swap is an agreement between a Fund and a counterparty that enables the Fund to buy or sell protection against a credit event related to a referenced debt obligation. One party, acting as a “protection buyer,” makes periodic payments to the other party, a “protection seller,” in exchange for a promise by the protection seller to make a payment to the protection buyer if a negative credit event (such as a delinquent payment or default) occurs with respect to a referenced bond or group of bonds.

As the protection buyer in a credit default swap, a Fund may pay a premium (by means of periodic payments) in return for the right to deliver specified bonds or loans to the protection seller and receive the par (or other agreed-upon) value upon default or similar events by the issuer of the underlying reference obligation. If no default occurs, the protection seller would keep the stream of payments and would have no further obligations to the Fund. As the protection buyer, the Fund bears the risk that the investment might expire worthless and/or that the protection seller may fail to satisfy its payment obligations to the Fund in the event of a default or similar event. In addition, when the Fund is a protection buyer, the Fund’s investment would only generate income in the event of an actual default or similar event by the issuer of the underlying reference obligation.

A Fund may also use credit default swaps for investment purposes by selling a credit default swap, in which case, the Fund, as the protection seller, would be required to pay the par (or other agreed-upon) value of a referenced debt obligation to the protection buyer in the event of a default or similar event by the third-party issuer of the underlying reference obligation. In return for its obligation, the Fund would receive from the protection buyer a periodic stream of payments over the term of the contract. If no credit event occurs, the Fund would keep the stream of payments and would have no payment obligations. As the protection seller in a credit default swap, the Fund effectively adds economic leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. Consistent with SEC staff guidance, if a Fund sells a credit default swap it will segregate assets equal to the full notional amount of the swap in order to cover its obligations under the instrument.

27

Notes to Portfolios of Investments (Unaudited) (Continued)

In addition to the risks applicable to derivatives generally, credit default swaps involve special risks because they may be difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty).

As of June 30, 2014, the Flexible Income Fund did not hold any swap contracts.

Foreign currency translation— The books and records of the Funds are maintained in U.S. dollars and translated into U.S. dollars on the following basis:

(1)	market value of investment securities, assets and liabilities at the current rate of exchange on the valuation date; and

(2)	purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Funds do not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.

Forward foreign currency contracts— A forward foreign currency contract is an agreement between two parties to buy and sell a specific currency at a price that is set on the date of the contract. The forward contract calls for delivery of the currency on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral, the risk that currency movements will not occur thereby reducing the Fund’s total return, and the potential for losses in excess of the Fund’s initial investment.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily and the change in value is recorded by a Fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency.

During the period ended June 30, 2014, the Flexible Income Fund used forward foreign currency contracts to enhance potential gains, hedge against anticipated currency exchange rates, maintain diversity and liquidity of the portfolio and adjust exposure to foreign currencies.

Derivative instruments and hedging activities— The following table sets forth the fair value of the Funds’ derivative financial instruments by primary risk exposure as of June 30, 2014:

Fair Value of Derivative Investments
As of June 30, 2014
		Asset	Liability
		Derivatives*	Derivatives*
	Derivatives not accounted for as hedging
Fund	instruments under ASC 815
Flexible Income Fund
	Forward Foreign Currency Exchange Contracts	$113,536	$137,607
	Futures - Interest Rate Contracts	—	160,233
	Purchased Options - Equity Contracts	125,000	—
	Written Options - Equity Contracts	—	190,115
Sands Capital Emerging
Markets Growth Fund	Low Exercise Price Options - Equity Contracts	6,480,475	—

28

Notes to Portfolios of Investments (Unaudited) (Continued)

* Amounts for Forward Foreign Currency Contracts and Futures Contracts represent unrealized appreciation(depreciation). Amounts for Purchased Options and Written Options represent market value.

For the period ended June 30, 2014, the average quarterly balance of outstanding derivative financial instruments were as follow:

		Sands Capital
		Emerging
	Flexible	Markets
	Income	Growth
	Fund	Fund
Equity contracts:
Purchased Options - Average number of contracts	1,000	—
Written Options - Average number of contracts	1,338	—
Low Exercise Price Options - Average number of contracts	—	305,500
Interest rate contracts:
Futures - Average notional value	$690,000	—
Foreign currency exchange contracts:
Average number of contracts	8	—
Average U.S. dollar amount purchased	$14,129,254	—
Average U.S. dollar amount sold	$4,685,822	—

Portfolio securities loaned— Each Fund may lend its portfolio securities. Lending portfolio securities exposes a Fund to the risk that the borrower may fail to return the loaned securities or may not be able to provide additional collateral or that the Fund may experience delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails financially. To minimize these risks, the borrower must agree to maintain cash collateral with the Funds’ custodian. The loaned securities are secured by collateral value at least equal, at all times, to the market value of the loaned securities plus accrued interest, if any. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The cash collateral is reinvested by the Funds’custodian into an approved investment vehicle. The approved investment vehicle is subject to market risk.

As of June 30, 2014, the following Funds loaned securities and received collateral as follows:

	Market Value of	Market Value of
	Securities	Collateral
Fund	Loaned	Received
Flexible Income Fund	5,808,300	6,288,417
Focused Fund	57,047,114	58,502,942
Growth Opportunities Fund	2,567,200	2,672,000
International Value Fund	7,027,268	7,296,638
Large Cap Growth Fund	22,844,328	23,073,775
Mid Cap Growth Fund	5,055,520	5,155,950
Small Cap Growth Fund	11,422,436	11,700,229

All cash collateral is received, held and administered by the Funds’custodian for the benefit of the lending Fund in its custody account or other account established for the purpose of holding collateral.

Funds participating in securities lending receive compensation in the form of fees. Security lending income is derived from lending long securities from the Funds to creditworthy approved borrowers at rates that are determined based on trading volumes, float, short-term interest rates and market liquidity. A lending fund retains the interest or dividends on the investment of any cash received as collateral. The lending Fund also continues to receive interest or dividends on the loaned securities.

29

Notes to Portfolios of Investments (Unaudited) (Continued)

Unrealized gain or loss on the market value of the loaned securities that may occur during the term of the loan is recognized by the lending Fund. The lending Fund has the right under the lending agreement to recover the securities from the borrower on demand.

Security transactions— Security transactions are reflected for financial reporting purposes as of the trade date. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis.

Federal Tax Information— As of June 30, 2014, the Funds had the following federal tax cost resulting in net unrealized appreciation (depreciation) as follows:

				Net
		Gross	Gross	Unrealized
	Federal Tax	Unrealized	Unrealized	Appreciation
Fund	Cost	Appreciation	Depreciation	(Depreciation)
Flexible Income Fund	250,393,857	9,987,035	(4,070,910)	5,916,125
Focused Fund	956,791,427	206,870,682	(4,051,935)	202,818,747
Growth Opportunities Fund	223,431,096	58,092,385	(2,185,567)	55,906,818
International Value Fund	116,157,664	21,214,936	(1,849,463)	19,365,473
Large Cap Growth Fund	798,788,379	235,330,591	(6,731,213)	228,599,378
Mid Cap Growth Fund	619,993,940	150,929,278	(3,351,020)	147,578,258
Sands Capital Emerging Markets Growth Fund	49,249,126	2,375,731	(255,698)	2,120,033
Small Cap Growth Fund	121,706,965	16,299,321	(1,804,760)	14,494,561

30

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Touchstone Strategic Trust

By (Signature and Title)*	/s/ Jill T. McGruder
Jill T. McGruder, President
(principal executive officer)

Date	08/22/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Jill T. McGruder
Jill T. McGruder, President
(principal executive officer)

Date	08/22/14

By (Signature and Title)*	/s/ Terrie A. Wiedenheft
Terrie A. Wiedenheft, Controller and Treasurer
(principal financial officer)

Date	08/22/14

* Print the name and title of each signing officer under his or her signature.